Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000883622
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov 16, 2011
Prospectus Date	rr_ProspectusDate	Jul 29, 2011

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

*****

The following replaces the first and second sentences of the second paragraph in the "Principal Investment Strategies" section for Ivy Global Bond Fund on page 45 of the Ivy Funds prospectus:

Although the Fund invests, primarily, in investment grade securities, it may invest up to 100% of its total assets in non-investment grade bonds, commonly called junk bonds, (primarily of foreign issuers), that include bonds rated BB+ or below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Fund will only invest in non-investment grade bonds if IICO deems the risks to be consistent with the Fund's objectives.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	IVY FUNDS
Prospectus Date	rr_ProspectusDate	Jul 29, 2011
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

*****

The following replaces the first and second sentences of the second paragraph in the "Principal Investment Strategies" section for Ivy Global Bond Fund on page 45 of the Ivy Funds prospectus:

Although the Fund invests, primarily, in investment grade securities, it may invest up to 100% of its total assets in non-investment grade bonds, commonly called junk bonds, (primarily of foreign issuers), that include bonds rated BB+ or below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Fund will only invest in non-investment grade bonds if IICO deems the risks to be consistent with the Fund's objectives.

Ivy Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Dividend Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Micro Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

*****

The following replaces the first and second sentences of the second paragraph in the "Principal Investment Strategies" section for Ivy Global Bond Fund on page 45 of the Ivy Funds prospectus:

Although the Fund invests, primarily, in investment grade securities, it may invest up to 100% of its total assets in non-investment grade bonds, commonly called junk bonds, (primarily of foreign issuers), that include bonds rated BB+ or below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by IICO to be of comparable quality. The Fund will only invest in non-investment grade bonds if IICO deems the risks to be consistent with the Fund's objectives.

Ivy High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Limited-Term Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Cundill Global Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy European Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy International Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy International Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy International Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Managed European/Pacific Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Managed International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Pacific Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Asset Strategy New Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Global Natural Resources Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Ivy Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000883622_SupplementTextBlock

Ivy Funds

Supplement dated November 16, 2011 to the

Ivy Funds Prospectus

dated July 29, 2011

and as supplemented August 18, 2011 and August 31, 2011

Effective January 1, 2012, each Fund that currently imposes a redemption fee no longer will do so. Accordingly, all references in this Prospectus to redemption fees, including in the expense tables of each applicable Fund, are deleted effective as of that date.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 29, 2011